Marketable Securities - Maturities (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Amortized Cost
Due within one year	$ 83,419
Due between one and five years	40,077
Amortized Cost	123,496
Fair Value
Due within one year	83,374
Due between one and five years	40,010
Total	$ 123,384